Balances and transactions with related parties (Tables)	3 Months Ended
Mar. 31, 2020
Balances and transactions with related parties
Summary of balances and transactions with related parties

	For the three months
	March 31, 2020		As of March 31, 2020
	Sales to/	Purchases/	Amounts owed	Amounts
	income from	expenses from	by related	owed to
	related parties	related parties	parties	related parties
Associates	—	(176)	—	(95)
Key management personnel	—	(75)	—	(34)
Other related parties	1	(19)	6	(7)

	For the three months
	March 31, 2019		As of December 31, 2019
	Sales to/	Purchases/	Amounts owed	Amounts
	income from	expenses from	by related	owed to
	related parties	related parties	parties	related parties
Associates	18	(69)	—	(74)
Key management personnel	—	(51)	—	(83)
Other related parties	1	(21)	5	(1)